Other disclosures - Related party transactions - Non-executive directors ESOP - Rollforward and vesting (Details)	1 Months Ended							7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Jun. 30, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2016 EUR (€) EquityInstruments	May 31, 2016 EUR (€) EquityInstruments	Oct. 31, 2018 EquityInstruments	Nov. 30, 2018 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									2,862,216	2,862,216	2,293,636	1,752,926
Number of options granted	861,575	178,900	653,825	120,536	363,226	60,000	288,950			1,040,475	774,361	712,176
Exercised										(319,671)	(203,412)	(140,292)
Total options at end of year	3,536,651		2,862,216		2,293,636					3,536,651	2,862,216	2,293,636
Exercise price | €	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 14.13	€ 11.38	€ 11.47			€ 86.32	€ 21.17	€ 14.13
Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									29,416	29,416
Number of options granted										10,000
Exercised										(24,972)
Total options at end of year			29,416								29,416
James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted										25,000
Total options at end of year	25,000									25,000
2.44 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									34,585	34,585
Number of options granted										10,000
Total options at end of year	44,585		34,585							44,585	34,585
2.44 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	11,626									11,626
Exercise price | €	€ 2.44									€ 2.44
2.44 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									44,443	44,443
Number of options granted										10,000
Total options at end of year	54,443		44,443							54,443	44,443
2.44 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,643									6,643
Exercise price | €	€ 2.44									€ 2.44
2.44 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised								(3,566)	(10,850)
Total options at end of year	14,444									14,444
Exercise price | €	€ 2.44									€ 2.44
2.44 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 2.44									€ 2.44
3.95 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,959									7,959
Exercise price | €	€ 3.95									€ 3.95
7.17 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 7.17									€ 7.17
7.17 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	12,800									12,800
Exercise price | €	€ 7.17									€ 7.17
7.17 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised										(5,000)
Exercise price | €	7.17									€ 7.17
7.17 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 7.17									€ 7.17
11.38 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year											10,000
Total options at end of year					10,000							10,000
Exercise price | €					€ 11.38							€ 11.38
11.38 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 11.38									€ 11.38
11.38 | Peter Verhaeghe | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 11.38									€ 11.38
11.38 | Peter Verhaeghe | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667									1,667
Exercise price | €	€ 11.38									€ 11.38
11.38 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year											10,000
Total options at end of year					10,000							10,000
Exercise price | €					€ 11.38							€ 11.38
11.38 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 11.38									€ 11.38
11.38 | David L Lacey | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 11.38									€ 11.38
11.38 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667									1,667
Exercise price | €	€ 11.38									€ 11.38
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year											10,000
Exercised										(5,556)
Total options at end of year					10,000							10,000
Exercise price | €	11.38				€ 11.38					€ 11.38		€ 11.38
11.38 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 11.38									€ 11.38
11.38 | Werner Lanthaler | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,777									2,777
Exercise price | €	€ 11.38									€ 11.38
11.38 | Werner Lanthaler | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667									1,667
Exercise price | €	€ 11.38									€ 11.38
11.38 | J. Donald deBethizy | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 11.38									€ 11.38
11.38 | J. Donald deBethizy | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 11.38									€ 11.38
11.38 | J. Donald deBethizy | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667									1,667
Exercise price | €	€ 11.38									€ 11.38
11.38 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year											10,000
Total options at end of year					10,000							10,000
Exercise price | €					€ 11.38							€ 11.38
11.38 | Pamela Klein | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 11.38									€ 11.38
11.38 | Pamela Klein | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 11.38									€ 11.38
11.38 | Pamela Klein | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667									1,667
Exercise price | €	€ 11.38									€ 11.38
11.38 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year											10,000
Total options at end of year					10,000							10,000
Exercise price | €					€ 11.38							€ 11.38
86.32 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | Peter Verhaeghe | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Peter Verhaeghe | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | Peter Verhaeghe | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | David L Lacey | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | David L Lacey | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | Werner Lanthaler | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Werner Lanthaler | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | Werner Lanthaler | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | J. Donald deBethizy | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | J. Donald deBethizy | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | J. Donald deBethizy | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | Pamela Klein | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Pamela Klein | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | Pamela Klein | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | A.A. Rosenberg | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | A.A. Rosenberg | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | A.A. Rosenberg | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000									10,000
Exercise price | €	€ 86.32									€ 86.32
86.32 | James M Daly | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
86.32 | James M Daly | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334									3,334
Exercise price | €	€ 86.32									€ 86.32
86.32 | James M Daly | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333									3,333
Exercise price | €	€ 86.32									€ 86.32
21.17 | David L Lacey | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 21.17									€ 21.17
21.17 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 21.17									€ 21.17
21.17 | David L Lacey | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 21.17									€ 21.17
11.44 | J. Donald deBethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000	25,000
Number of options granted										10,000
Total options at end of year	35,000		25,000							35,000	25,000
11.44 | J. Donald deBethizy | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	12,500									12,500
Exercise price | €	€ 11.44									€ 11.44
11.44 | J. Donald deBethizy | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500									2,500
Exercise price | €	€ 11.44									€ 11.44
11.44 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000	25,000
Number of options granted										10,000
Total options at end of year	35,000		25,000							35,000	25,000
11.44 | Pamela Klein | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	12,500									12,500
Exercise price | €	€ 11.44									€ 11.44
11.44 | Pamela Klein | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500									2,500
Exercise price | €	€ 11.44									€ 11.44
14.13 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									15,000	15,000	15,000
Number of options granted										10,000
Total options at end of year	25,000		15,000		15,000					25,000	15,000	15,000
Exercise price | €					€ 14.13							€ 14.13
14.13 | A.A. Rosenberg | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 14.13									€ 14.13
14.13 | A.A. Rosenberg | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 14.13									€ 14.13
14.13 | A.A. Rosenberg | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 14.13									€ 14.13
80.82 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000									15,000
Exercise price | €	€ 80.82									€ 80.82
80.82 | James M Daly | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,500									7,500
Exercise price | €	€ 80.82									€ 80.82
80.82 | James M Daly | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000									5,000
Exercise price | €	€ 80.82									€ 80.82
80.82 | James M Daly | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500									2,500
Exercise price | €	€ 80.82									€ 80.82